UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                 July 24, 2001
---------------------               -------------                -------------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              60
                                            ---------------------
Form 13F Information Table Value Total:     $      99,646
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 1                          Name of Reporting Manager: Eos Partners, L.P.

---------------------------------------------------------------------------------------------------------------------------
             Item 1:               Item 2:    Item 3:     Item 4:        Item 5:                   Item 6:
          Name of Issuer       Title of Class CUSIP     Fair Market     Shares or            Investment Discretion
                                              Number       Value        Principal                  (b) Shared-
                                                                          Amount     (a) Sole      As Defined   (c) Shared
                                                                                                   in Instr. V      Other
---------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                           Common    G0070K103       586,349      15,000             15,000
Orient Express Hotels              Common    G67743107       440,999      20,000             20,000
Renaissance Re Holdings            Common    G7496G103     1,110,749      15,000             15,000
Teekay Shipping Marshall           Common    Y8564W103     2,401,199      60,000             60,000
Aol Time Warner                    Common    00184A105       265,000       5,000              5,000
Ati Technologies                   Common    001941103       466,499      50,000             50,000
Allied Waste Industries            Common    019589308     1,494,399      80,000             80,000
Amerisource Health                 Common    03071P102     1,383,749      25,000             25,000
Applied Material                   Common    038222105       490,999      10,000             10,000
Aviall Inc                         Common    05366B102     2,726,044     248,500            248,500
Bergen Brunswig Corp               Common    083739102       576,599      30,000             30,000
Black Box Corp                     Common    091826107     5,725,599      85,000             85,000
Bristol Myers Squibb               Common    110122108       261,499       5,000              5,000
Burlington Resources               Common    122014103     2,384,999      60,000             60,000
Cablevision Sys Corp               Common    12686C844       515,999      20,000             20,000
Canadian Pacific                   Common    135923100     1,162,499      30,000             30,000
Cardinal Health Inc.               Common    14149Y108     4,140,000      60,000             60,000
Cendant Corporation                Common    151313103     1,462,499      75,000             75,000
CitiGroup Inc.                     Common    172967101     1,849,399      35,000             35,000
Crestline Capital                  Common    226153104     3,884,999     125,000            125,000
Cumulus Media                      Common    231082108     1,291,457      95,100             95,100
Express Scripts                    Common    302182100     1,485,809      27,000             27,000
First Union Corp                   Common    337358105     1,397,599      40,000             40,000
Fleet Boston Financial             Common    339030108       591,749      15,000             15,000
Ford Motor                         Common    345370860     1,841,249      75,000             75,000
Foundry Networks                   Common    35063R100       233,765      11,700             11,700
Frontline                          Common    35921R102     1,111,499      65,000             65,000
Genesis Microchip                  Common    371933102       361,499      10,000             10,000
Gillette Co.                       Common    375766102       869,699      30,000             30,000
Golden West                        Common    381317106       963,599      15,000             15,000
Goodrich                           Common    382388106     2,848,499      75,000             75,000
Hollywood Entertainment            Common    436141105       845,999     100,000            100,000
J.P. Morgan Chase                  Common    46625H100     1,114,999      25,000             25,000
Laboratory Corp of America HoldingsCommon    50540R409       768,999      10,000             10,000
Manor Care                         Common    564055101     3,047,999      96,000             96,000
Merck                              Common    589331107       639,099      10,000             10,000
Mercury General                    Common    589400100     1,049,099      30,000             30,000
Mission Resources                  Common    605109107       585,084      86,551             86,551
Navistar Intl                      Common    63934E108       562,599      20,000             20,000
Newfield Exploration               Common    651290108       641,199      20,000             20,000
Palm Inc.                          Common    696642107       606,999     100,000            100,000
Phillips Petroleum                 Common    718507106       427,500       7,500              7,500
Preacis Pharmaceuticals            Common    739421105       821,999      50,000             50,000
Rockwell International             Common    773903109       381,199      10,000             10,000
Schlumberger                       Common    806857108       526,499      10,000             10,000
Seacor Smit                        Common    811904101     1,051,649      22,500             22,500
Sony Corp                          Common    835699307     1,645,000      25,000             25,000
Southwest Airlines                 Common    844741108       739,599      40,000             40,000
Sprint Corp                        Common    852061506       241,499      10,000             10,000
Stilwell Financial                 Common    860831106     2,684,799      80,000             80,000
Texas Instruments                  Common    882508104       637,999      20,000             20,000
Tyco International                 Common    902124106       545,099      10,000             10,000
Unilab                             Common    904763208    21,251,084     843,297            843,297
USA Networks                       Common    902984103       560,000      20,000             20,000
US Airways                         Common    911905107       971,999      40,000             40,000
Ventas                             Common    92276F100     4,180,709     381,800            381,800
Verizon Comm.                      Common    92343V104     1,605,000      30,000             30,000
Viacom Inc. Cl B.                  Common    925524308       517,499      10,000             10,000
Wal Mart Stores                    Common    931142103     1,585,999      32,500             32,500
Waste Management                   Common    94106L109     3,081,999     100,000            100,000
                                                        -------------
                                                          99,645,705

Table continued...

                                       ---------------------------------------
                                                    (SEC USE ONLY)

------------------------------------------------------------------------------
             Item 1:              Item 7:               Item 8:
          Name of Issuer         Managers       Voting Authority (Shares)
                               See Instr. V
                                               (a) Sole    (b) Shared (c) None

------------------------------------------------------------------------------

Ace Ltd.                                             15,000
Orient Express Hotels                                20,000
Renaissance Re Holdings                              15,000
Teekay Shipping Marshall                             60,000
Aol Time Warner                                       5,000
Ati Technologies                                     50,000
Allied Waste Industries                              80,000
Amerisource Health                                   25,000
Applied Material                                     10,000
Aviall Inc                                          248,500
Bergen Brunswig Corp                                 30,000
Black Box Corp                                       85,000
Bristol Myers Squibb                                  5,000
Burlington Resources                                 60,000
Cablevision Sys Corp                                 20,000
Canadian Pacific                                     30,000
Cardinal Health Inc.                                 60,000
Cendant Corporation                                  75,000
CitiGroup Inc.                                       35,000
Crestline Capital                                   125,000
Cumulus Media                                        95,100
Express Scripts                                      27,000
First Union Corp                                     40,000
Fleet Boston Financial                               15,000
Ford Motor                                           75,000
Foundry Networks                                     11,700
Frontline                                            65,000
Genesis Microchip                                    10,000
Gillette Co.                                         30,000
Golden West                                          15,000
Goodrich                                             75,000
Hollywood Entertainment                             100,000
J.P. Morgan Chase                                    25,000
Laboratory Corp of America Holdings                  10,000
Manor Care                                           96,000
Merck                                                10,000
Mercury General                                      30,000
Mission Resources                                    86,551
Navistar Intl                                        20,000
Newfield Exploration                                 20,000
Palm Inc.                                           100,000
Phillips Petroleum                                    7,500
Preacis Pharmaceuticals                              50,000
Rockwell International                               10,000
Schlumberger                                         10,000
Seacor Smit                                          22,500
Sony Corp                                            25,000
Southwest Airlines                                   40,000
Sprint Corp                                          10,000
Stilwell Financial                                   80,000
Texas Instruments                                    20,000
Tyco International                                   10,000
Unilab                                              843,297
USA Networks                                         20,000
US Airways                                           40,000
Ventas                                              381,800
Verizon Comm.                                        30,000
Viacom Inc. Cl B.                                    10,000
Wal Mart Stores                                      32,500
Waste Management                                    100,000
